Material Accounting Policies - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Owner-occupied properties | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	25 years
Owner-occupied properties | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	49 years
Furniture, computers, and other office equipment, and leasehold improvements | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	2 years
Furniture, computers, and other office equipment, and leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	20 years
Non-derivative financial assets		$ 589
Non-derivative financial liabilities		4,896
Total notional amount		$ 9,159
Bottom of range | Distribution, Sales Potential of Field Force, Client Relationships, and Asset Administration Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	3 years
Bottom of range | Internally generated software
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	3 years
Top of range | Distribution, Sales Potential of Field Force, Client Relationships, and Asset Administration Contracts
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	40 years
Top of range | Internally generated software
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset useful life	10 years